STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund

November 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.2%
Aerospace & Defense - .7%
General Dynamics, Gtd. Notes	3.00	5/11/2021	6,205,000		6,306,781
Airlines - .5%
American Airlines Pass Through Trust, Bonds, Ser. 2015-1, Cl. A	3.38	5/1/2027	4,272,427		4,450,054
Asset-Backed Ctfs./Auto Receivables - .0%
Drive Auto Receivables Trust, Ser. 2018-1, Cl. C	3.22	3/15/2023	331,191		332,113
Automobiles & Components - 1.6%
American Honda Finance, Sr. Unscd. Notes	1.70	9/9/2021	4,260,000		4,247,057
Daimler Finance North America, Gtd. Notes	2.55	8/15/2022	2,000,000	[a]	2,013,786
Paccar Financial, Sr. Unscd. Notes	2.80	3/1/2021	3,730,000		3,772,959
Toyota Motor Credit, Sr. Unscd. Notes	2.00	10/7/2024	3,650,000	[b]	3,646,873
Toyota Motor Credit, Sr. Unscd. Notes	2.15	3/12/2020	2,310,000		2,311,794
				15,992,469
Banks - 12.4%
AIB Group, Sr. Unscd. Notes	4.26	4/10/2025	2,200,000	[a]	2,323,394
Bank of America, Sub. Notes, Ser. L	3.95	4/21/2025	7,175,000		7,632,191
Bank of Montreal, Sr. Unscd. Notes, Ser. E	3.30	2/5/2024	9,000,000		9,361,019
Citigroup, Sub. Bonds	4.40	6/10/2025	10,540,000		11,390,837
Citizens Financial Group, Sub. Notes	4.30	12/3/2025	6,885,000		7,412,422
Cooperatieve Rabobank, Gtd. Notes	3.75	7/21/2026	6,785,000		7,087,784
Credit Suisse Group, Sr. Unscd. Notes	3.00	12/14/2023	5,000,000	[a]	5,073,346
Deutsche Bank, Sr. Unscd. Notes	3.38	5/12/2021	4,420,000		4,450,496
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	7,895,000		8,187,796
Lloyds Bank, Jr. Sub. Notes	12.00	12/16/2024	2,685,000	[a]	3,261,453
Lloyds Banking Group, Sr. Unscd. Notes	2.91	11/7/2023	5,374,000		5,433,649
Morgan Stanley, Sub. Notes	4.88	11/1/2022	7,610,000		8,159,600
NatWest Markets, Sr. Unscd. Notes	3.63	9/29/2022	3,000,000	[a]	3,101,255
Royal Bank of Canada, Sub. Notes	4.65	1/27/2026	6,510,000		7,237,831
Royal Bank of Scotland Group, Sub. Bonds	6.10	6/10/2023	3,100,000		3,397,197
Santander Holdings USA, Sr. Unscd. Notes	2.65	4/17/2020	4,615,000		4,624,543

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.2% (continued)
Banks - 12.4% (continued)
Societe Generale, Sub. Notes	4.75	11/24/2025	3,680,000	[a] 3,966,049
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	2.78	7/12/2022	4,780,000	4,858,357
The Bank of Nova Scotia, Sr. Unscd. Notes	2.50	1/8/2021	4,855,000	4,887,906
The Goldman Sachs Group, Sr. Unscd. Notes	2.91	7/24/2023	9,000,000	9,147,211
				120,994,336
Beverage Products - .6%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.75	1/23/2029	4,955,000	5,768,263
Building Materials - .4%
Vulcan Materials, Sr. Unscd. Notes, 3 Month LIBOR +.60%	2.72	6/15/2020	3,600,000	[c] 3,605,385
Chemicals - .4%
Dupont De Nemours, Sr. Unscd. Notes	4.21	11/15/2023	3,745,000	4,001,575
Collateralized Municipal-Backed Securities - .2%
Government National Mortgage Association, Ser. 2013-17, Cl. AB	2.30	1/16/2049	2,314,894	2,314,080
Commercial & Professional Services - .9%
Automatic Data Processing, Sr. Unscd. Notes	2.25	9/15/2020	4,135,000	4,147,507
Total System Services, Sr. Unscd. Notes	4.00	6/1/2023	4,615,000	4,852,415
				8,999,922
Diversified Financials - 1.1%
AerCap Global Aviation Trust, Gtd. Notes	4.50	5/15/2021	4,435,000	4,581,315
Intercontinental Exchange, Gtd. Notes	2.75	12/1/2020	6,195,000	6,247,807
				10,829,122
Electronic Components - .5%
Tech Data, Sr. Unscd. Notes	4.95	2/15/2027	4,425,000	4,516,995
Energy - 2.3%
BP Capital Markets, Gtd. Notes	2.50	11/6/2022	5,875,000	5,967,929
Cimarex Energy, Sr. Unscd. Notes	4.38	3/15/2029	3,000,000	3,117,050
Noble Energy, Sr. Unscd. Notes	3.85	1/15/2028	3,575,000	3,717,948
ONEOK, Gtd. Notes	4.00	7/13/2027	3,400,000	3,585,777
Sabine Pass Liquefaction, Sr. Scd. Notes	5.75	5/15/2024	2,500,000	2,784,525
Spectra Energy Partners, Gtd. Notes	3.50	3/15/2025	2,760,000	2,883,953
				22,057,182
Environmental Control - .5%
Waste Management, Gtd. Notes	3.13	3/1/2025	4,775,000	4,991,533

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.2% (continued)
Food Products - .9%
Campbell Soup, Sr. Unscd. Notes	3.65	3/15/2023	4,375,000	4,547,226
General Mills, Sr. Unscd. Notes, 3 Month LIBOR +1.01%	3.01	10/17/2023	4,325,000	[c] 4,387,023
				8,934,249
Foreign Governmental - .7%
Ontario, Sr. Unscd. Notes	3.05	1/29/2024	6,700,000	7,022,416
Health Care - 4.3%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	4,600,000	[a] 4,676,008
Amgen, Sr. Unscd. Notes	4.10	6/15/2021	4,955,000	5,090,045
Anthem, Sr. Unscd. Notes	2.38	1/15/2025	3,000,000	2,989,136
Bristol-Myers Squibb, Sr. Unscd. Notes	3.40	7/26/2029	1,000,000	[a] 1,074,869
CVS Health, Sr. Unscd. Notes	4.10	3/25/2025	6,550,000	7,040,837
GlaxoSmithKline Capital, Gtd. Notes	3.38	5/15/2023	6,550,000	6,845,760
Pfizer, Sr. Unscd. Notes	2.80	3/11/2022	4,745,000	4,845,814
Shire Acquisitions Investments Ireland, Gtd. Notes	3.20	9/23/2026	5,005,000	5,180,267
UnitedHealth Group, Sr. Unscd. Notes	2.88	3/15/2023	4,560,000	4,666,297
				42,409,033
Industrial - 1.7%
Caterpillar Financial Services, Sr. Unscd. Notes	1.90	9/6/2022	3,770,000	3,772,648
John Deere Capital, Sr. Unscd. Notes	2.15	9/8/2022	5,000,000	5,037,624
Parker-Hannifin, Sr. Unscd. Notes	2.70	6/14/2024	3,825,000	3,872,869
Snap-On, Sr. Unscd. Notes	3.25	3/1/2027	3,890,000	4,088,070
				16,771,211
Information Technology - 2.7%
Adobe, Sr. Unscd. Notes	4.75	2/1/2020	1,224,000	1,229,710
Fidelity National Information Services, Sr. Unscd. Notes	2.25	8/15/2021	6,000,000	6,020,295
Fiserv, Sr. Unscd. Notes	3.50	7/1/2029	4,580,000	4,819,069
Microsoft, Sr. Unscd. Notes	3.13	11/3/2025	6,550,000	6,939,250
Oracle, Sr. Unscd. Notes	2.50	5/15/2022	7,000,000	7,095,760
				26,104,084
Internet Software & Services - 1.1%
Ebay, Sr. Unscd. Notes	2.15	6/5/2020	3,855,000	3,859,647
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	6,000,000	[a] 6,457,759
				10,317,406
Media - 1.4%
Discovery Communications, Gtd. Notes	4.90	3/11/2026	3,970,000	4,441,465
NBCUniversal Media, Gtd. Notes	4.38	4/1/2021	8,425,000	8,692,160
				13,133,625

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.2% (continued)
Municipal Securities - 4.8%
Bay Area Toll Authority, Bonds, Ser. F1	2.43	4/1/2026	8,000,000	8,112,560
California, GO	3.38	4/1/2025	2,725,000	2,898,719
California, GO, Ser. A	2.37	4/1/2022	2,850,000	2,886,223
Chicago, GO, Ser. B	7.05	1/1/2029	5,785,000	6,392,194
Massachusetts, GO (Build America Bonds) Ser. E	4.20	12/1/2021	6,495,000	6,672,443
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	3.00	7/1/2020	7,375,000	7,425,592
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	3,205,000	3,232,627
University of California, Revenue Bonds, Refunding	3.06	7/1/2025	9,140,000	9,568,849
				47,189,207
Real Estate - 1.7%
Brandywine Operating Partners, Gtd. Notes	3.95	11/15/2027	4,000,000	4,213,007
HealthCare Realty Trust, Sr. Unscd. Notes	3.63	1/15/2028	2,375,000	2,475,479
Healthcare Trust of America Holdings, Gtd. Notes	3.50	8/1/2026	2,335,000	2,435,839
Hudson Pacific Properties, Gtd. Notes	3.25	1/15/2030	3,950,000	3,939,619
UDR, Gtd. Notes	2.95	9/1/2026	3,620,000	3,702,910
				16,766,854
Semiconductors & Semiconductor Equipment - .8%
Intel, Sr. Unscd. Notes	2.45	7/29/2020	7,930,000	7,961,765
Technology Hardware & Equipment - .6%
Apple, Sr. Unscd. Notes	2.25	2/23/2021	5,915,000	5,945,705
Telecommunication Services - 2.9%
AT&T, Sr. Unscd. Notes	3.40	5/15/2025	9,350,000	9,765,781
Motorola Solutions, Sr. Unscd. Notes	4.60	5/23/2029	2,420,000	2,649,851
Telefonica Emisiones, Gtd. Notes	4.57	4/27/2023	4,460,000	4,792,273
Verizon Communications, Sr. Unscd. Notes	2.63	8/15/2026	11,000,000	11,202,028
				28,409,933
Transportation - .4%
Ryder System, Sr. Unscd. Notes	2.88	6/1/2022	3,900,000	3,957,082
U.S. Government Agencies - 1.4%
Federal Home Loan Mortgage Corp., Notes	2.30	10/22/2024	10,000,000	[d] 9,970,481
Federal National Mortgage Association, Notes	2.00	4/30/2020	3,610,000	[d] 3,616,469
				13,586,950

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.2% (continued)
U.S. Government Agencies Mortgage-Backed - 1.7%
Federal Home Loan Mortgage Corp.:
4.50%, 2/1/34			1,854,784	[d]	1,948,582
Federal National Mortgage Association:
2.78%, 3/1/22			6,163,100	[d]	6,226,525
3.22%, 11/1/21			8,416,858	[d]	8,587,175
				16,762,282
U.S. Treasury Securities - 48.2%
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	1/15/2022	10,521,467	[e]	10,457,277
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	4/15/2022	8,994,905	[b,e]	8,927,509
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	13,775,184	[e]	13,944,062
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.63	4/15/2023	13,907,895	[e]	14,042,311
U.S. Treasury Notes	1.13	2/28/2021	28,880,000		28,678,066
U.S. Treasury Notes	1.13	6/30/2021	16,265,000		16,127,129
U.S. Treasury Notes	1.25	8/31/2024	6,000,000		5,896,055
U.S. Treasury Notes	1.38	8/31/2023	4,000,000		3,965,158
U.S. Treasury Notes	1.50	9/15/2022	20,000,000		19,944,141
U.S. Treasury Notes	1.50	8/15/2022	22,250,000		22,185,249
U.S. Treasury Notes	1.63	10/31/2026	3,750,000		3,724,292
U.S. Treasury Notes	1.63	9/30/2026	4,095,000		4,068,286
U.S. Treasury Notes	1.63	5/15/2026	26,210,000		26,071,271
U.S. Treasury Notes	1.75	7/15/2022	26,750,000		26,842,998
U.S. Treasury Notes	1.75	9/30/2022	11,400,000		11,444,531
U.S. Treasury Notes	1.88	2/28/2022	11,760,000		11,823,394
U.S. Treasury Notes	1.88	1/31/2022	16,450,000		16,533,535
U.S. Treasury Notes	2.00	11/30/2020	28,000,000		28,086,953
U.S. Treasury Notes	2.00	4/30/2024	15,000,000		15,233,496
U.S. Treasury Notes	2.13	5/31/2021	20,000,000		20,132,812
U.S. Treasury Notes	2.13	9/30/2021	20,240,000		20,408,403
U.S. Treasury Notes	2.25	11/15/2024	15,690,000		16,139,862
U.S. Treasury Notes	2.38	2/29/2024	15,000,000		15,452,344
U.S. Treasury Notes	2.50	3/31/2023	11,000,000		11,314,961
U.S. Treasury Notes	2.50	1/31/2021	19,000,000		19,174,414
U.S. Treasury Notes	2.63	2/28/2023	11,140,000		11,492,476
U.S. Treasury Notes	2.75	4/30/2023	8,000,000		8,298,437
U.S. Treasury Notes	2.88	11/15/2021	12,000,000		12,281,953
U.S. Treasury Notes	2.88	11/30/2023	17,000,000		17,814,805
U.S. Treasury Notes	2.88	10/31/2020	11,500,000		11,621,963

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.2% (continued)
U.S. Treasury Securities - 48.2% (continued)
U.S. Treasury Notes	2.88	10/15/2021	18,750,000	19,168,579
				471,296,722
Utilities - 1.8%
Black Hills, Sr. Unscd. Notes	3.05	10/15/2029	5,260,000	5,276,408
Nisource, Sr. Unscd. Notes	3.49	5/15/2027	3,600,000	3,777,428
Public Service Enterprise Group, Sr. Unscd. Notes	2.65	11/15/2022	3,860,000	3,916,503
Southwestern Electric Power, Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	4,570,000	5,026,696
				17,997,035
Total Bonds and Notes (cost $951,363,616)			969,725,369
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - ..4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,513,418)	1.63		3,513,418	[f] 3,513,418

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $507,790)	1.63		507,790	[f] 507,790
Total Investments (cost $955,384,824)			99.6%	973,746,577
Cash and Receivables (Net)			0.4%	3,739,312
Net Assets			100.0%	977,485,889

GO—General Obligation

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, these securities were valued at $31,947,919 or 3.27% of net assets.

b Security, or portion thereof, on loan. At November 30, 2019, the value of the fund’s securities on loan was $9,420,086 and the value of the collateral was $9,612,731, consisting of cash collateral of $507,790 and U.S. Government & Agency securities valued at $9,104,941.

c Variable rate security—rate shown is the interest rate in effect at period end.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed	-	332,113	-	332,113
Collateralized Municipal-Backed Securities	-	2,314,080	-	2,314,080
Corporate Bonds	-	411,221,599	-	411,221,599
Foreign Governmental	-	7,022,416	-	7,022,416
Investment Companies	4,021,208	-	-	4,021,208
Municipal Securities	-	47,189,207	-	47,189,207
U.S. Government Agencies	-	13,586,950	-	13,586,950
U.S. Government Agencies Mortgage-Backed	-	16,762,282	-	16,762,282
U.S. Treasury Securities	-	471,296,722	-	471,296,722

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing

NOTES

services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is

NOTES

subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2019, accumulated net unrealized appreciation on investments was $18,361,753, consisting of $20,191,490 gross unrealized appreciation and $1,829,737 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.